Share Capital And Equity Compensation - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands					9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 28, 2022 shares	Jan. 22, 2021 USD ($) shares	Jan. 04, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 25, 2022 shares	Jan. 31, 2021 $ / shares	Apr. 01, 2020 shares
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares						504	504	258	258
Weighted average share price at the time of exercise of options | $ / shares							$ 39.89		$ 20
Equity compensation expense | $						$ 6,638		$ 5,393
Number of Options, Exercised | shares						992		612
Share issuance costs | $						$ 0		$ 22,609
Millennial [Member]
Disclosure Of Equity Compensation [Line Items]
Percentage of voting equity interests acquired										100.00%
Number of instruments or interests issued or issuable | shares										13,199
Underwritten Public Offer [Member]
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares			18,182
Number Of Shares Exercised Fully By Underwriters | shares			2,273
Price Per Share Issued | $ / shares											$ 22
Consideration paid (received) | $			$ 400,000
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares						140		256
Fair value of shares granted | $						$ 3,462	$ 3,462	$ 3,547	$ 3,547
Unrecognized compensation cost related to unvested share based compensation arrangements | $						1,804		1,140
Fair value of share units recorded as a share-based payments expense | $						4,526		2,821
Fair value of share units recorded as a share-based payments expense included in payables pending issuance | $						$ 3,108		$ 1,374
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares						23		24
Fair value of shares granted | $						$ 619	$ 619	$ 377	$ 377
Cashless Exercise Provision Stock Option Plan
Disclosure Of Equity Compensation [Line Items]
Number of Options, Exercised | shares						618		310
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		73		162	73	73		162
Unrecognized compensation cost related to unvested share based compensation arrangements | $						$ 2,861		$ 2,282
Equity compensation expense | $						$ 2,112		$ 2,572
Conversion ratio	1.85
Performance Share Units | Later than one year and not later than three years [member]
Disclosure Of Equity Compensation [Line Items]
percentage of Performance Share Units earned by shareholder return relative to the return of the peer companies	20.00%
Performance Share Units | Later Than Three Year [Member]
Disclosure Of Equity Compensation [Line Items]
percentage of Performance Share Units earned by shareholder return relative to the return of the peer companies	40.00%
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Maximum percentage of outstanding common shares reserved for issuance						16.00%
Common shares issued | shares												14,401